Putnam
American
Government
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The U.S. economy's continued strength and historically low unemployment rate, combined with dramatic recovery elsewhere in the world, hastened the flow of assets from safe haven of U.S. government securities and back to more adventuresome investments during the 12 months ended September 30, 1999.

While it is disconcerting to cope with a market experiencing such a trying period, Putnam American Government Income Fund's managers handled the challenge well by taking a distinctly neutral approach.

In a market environment practically devoid of opportunities, the managers focused on yield curve positioning, duration, and sector rotation; in other words, they built the portfolio around securities they believed had the most attractive yields, the least sensitivity to interest-rate shifts, and the most promising prospects for improvement.

In the following report, the managers discuss the market environment during fiscal 1999, their response to it, and their expectations for fiscal 2000.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


Report from the Fund Managers

Michael Martino
Kevin M. Cronin

Rising interest rates dampened returns on all fixed-income securities, including those issued by the U.S. Government, during Putnam American Government Income Fund's 1999 fiscal year. Rates rose in response to fears that continued vibrant economic growth in the United States would lead to a build-up in inflationary pressures. Since rates and bond prices move in opposite directions, the interest-rate increases caused a drop in the value of U.S. Treasuries and other government securities. While mortgage-backed securities enjoyed a short rally in early 1999, softened demand caused them to underperform Treasuries over the course of the year.

Pursuing a neutral strategy within this backdrop, your fund delivered competitive returns in line with its investment universe. Please see page 6 for more performance information.

Total return for 12 months ended 9/30/99

     Class A           Class B           Class C           Class M
  NAV       POP     NAV      CDSC     NAV      CDSC     NAV       POP
----------------------------------------------------------------------------
 -2.12%    -6.72%  -2.83%   -7.45%   -3.49%   -4.40%   -2.36%    -5.57%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* PENDULUM SWINGS THE OTHER WAY

Interest rates plunged during the first half of the fund's fiscal year, with the onset of emerging-markets crises and a credit crunch in the last half of 1998. The Federal Reserve Board helped propel rates lower by cutting the federal funds rate three times, taking it from 5.50% in September to 4.75% in mid November. Investors fled to the quality offered by Treasury bonds, but non-Treasury sectors including mortgage-backed securities -- whose value had dropped during the flight to quality -- rebounded during the first quarter of 1999 as the global economy showed signs of stabilizing.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                        9/30/98             3/31/99             9/30/99

Average Effective         8.9                10.3                 9.1
Maturity
Duration                  4.3                 5.3                 5.2

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 9/30/99. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


When investors turned their attention back to the domestic economy, they were confronted by data that showed historically low unemployment and robust economic growth, two potential precursors of the inflation that can eat into the value of a bond's fixed payments. Interest rates started to rise, and the Fed moved to head off an inflationary spurt by raising the federal funds rate by 0.25 percentage points at the end of June and again in August. As a result of these adjustments, both Treasuries and mortgages -- the two sectors in which your fund invests -- experienced drops in value, although Treasury securities outperformed all other sectors of the market during the last six months of your fund's fiscal year.

Since the beginning of calendar 1999 and as of September 30, 1999, the yield on the benchmark 30-year Treasury rose from 5.10% to 6.06%.
Non-Treasury yields also increased.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (9/30/99)]


PORTFOLIO ALLOCATIONS (9/30/99)*

U.S. Treasury securities -- 22.3%

Cash and short-term investments -- 12.0%

Mortgage-backed securities -- 65.7%


Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (GNMA). Allocations will vary over time.


* A DISTINCTLY NEUTRAL APPROACH

For most of the fiscal year, the fund remained neutral in the three areas where we seek to add value: focusing investments on a particular part or parts of the yield curve (a representation of the difference between short- and long-term interest rates), duration (a measure of the fund's sensitivity to changes in interest rates ), and sector rotation (a shift in the relationship) between Treasuries and mortgages. In this bond market environment, one of the worst in recent memory, there was a distinct absence of opportunities for us to pursue.


"[S]ome say Treasuries and other top-quality bonds will see increased popularity in the coming months, at least relative to other bond funds, as investors shift into the most dependable class of bonds they can find."

-- The Wall Street Journal, October 4, 1999


More recently we have increased the fund's mortgage-backed security allocation from a neutral stance of about 45% of the portfolio to about 65% at the end of the period, seeking to benefit from what we see as greater value in this sector. Mortgage-backed prices have become quite cheap as demand slackened this year. There were several reasons for this decline. First, investors tried to sell off these securities as rates rose because their average life lengthens -- and their sensitivity to changes in interest rate increases -- as interest rates rise. Secondly, in the first nine months of calendar 1999, corporations issued new bonds at an extraordinary rate in order to raise capital well in advance of any problems that might occur closer to the year 2000. That glut of new supply caused issuers to increase yields to attract buyers and pulled assets away from the mortgage market and to corporates. Finally, Y2K concerns have prompted securities dealers to overweight their portfolios with Treasuries because they offer the most liquidity.

We have not altered the strategy of your fund in order to prepare for Y2K. The main concern for most portfolio managers is providing liquidity in case there are redemptions near year-end. That is much less of an issue with this fund because of its high quality and liquidity. Furthermore, as we make our way through to the New Year and interest rates and corporate issuance stabilize, we anticipate that the yield differential between Treasuries and mortgage-backed securities will diminish, signifying a rebound in the mortgage sector.

* OUTLOOK FOR SLOWER GROWTH, MODERATELY HIGHER INFLATION

Going forward, we are most concerned about the outlook for inflation. Over the next few months, we anticipate short-term jumps in the consumer and producer price indexes. However, we believe that longer term we will see a slowdown in the economy. Not a slow economy, mind you, but an economy with a slower pace of growth and modest inflation. We believe interest rates will move within a narrow range over the next year. Shortly after the end of the fiscal year, the Fed opted not to raise rates a third time but indicated a switch toward an inclination to increase rates further. We consider this to be a possibility before year's end.

"As we make our way through to the year 2000 and interest rates and corporate issuance stabilize, we anticipate that the yield differential between Treasuries and mortgage-backed securities will diminish, signifying a rebound in the mortgage sector."

-- Michael Martino, fund manager


Looking more closely at the portfolio, we believe we can add value by adding slightly to the fund's mortgage-backed security holdings; these securities should remain cheap and once held, would benefit the fund when they eventually rebound. We may nudge the fund's duration upward to help it take advantage of interest-rate declines that could occur once the market stabilizes through the end of the year. And we will aim to take advantage of any yield-curve opportunities that arise. Thus far, the fund has succeeded by pursuing the status quo. As 1999 winds down, we will be looking for developments that dictate a shift to an alternate course.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam American Government Income Fund is designed for investors seeking high current income primarily through U.S. government securities with preservation of capital as its secondary objective.




TOTAL RETURN FOR PERIODS ENDED 9/30/99

                      Class A            Class B             Class C             Class M
(inception dates)     (3/1/85)          (5/20/94)           (7/26/99)           (2/14/95)
                    NAV      POP      NAV       CDSC      NAV       CDSC      NAV       POP
---------------------------------------------------------------------------------------------
1 year             -2.12%   -6.72%   -2.83%    -7.45%    -3.49%    -4.40%    -2.36%    -5.57%
---------------------------------------------------------------------------------------------
5 years            40.87    34.18    35.61     33.61     35.69     35.69     39.55     34.96
Annual average      7.09     6.06     6.28      5.97      6.29      6.29      6.89      6.18
---------------------------------------------------------------------------------------------
10 years           86.95    78.09    73.13     73.13     73.21     73.21     82.56     76.67
Annual average      6.46     5.94     5.64      5.64      5.65      5.65      6.20      5.86
---------------------------------------------------------------------------------------------
Life of fund      184.99   171.39   152.04    152.04    155.20    155.20    172.32    163.51
Annual average      7.45     7.09     6.55      6.55      6.64      6.64      7.11      6.87
---------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/99

                                 Lehman Bros.
                                 Intermediate
                                   Treasury             Consumer
                                  Bond Index          price index
-----------------------------------------------------------------------
1 year                               0.72%               2.75%
-----------------------------------------------------------------------
5 years                             39.73               12.38
Annual average                       6.92                2.36
-----------------------------------------------------------------------
10 years                           105.41               34.32
Annual average                       7.47                2.99
-----------------------------------------------------------------------
Life of fund                       227.20               58.40
Annual average                       8.47                3.20
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 9/30/89

                                        Lehman Bros.
                  Fund's class A   Intermediate Treasury   Consumer price
Date               shares at POP         Bond Index            index

9/30/89                9,527               10,000             10,000
9/30/90                9,981               10,846             10,616
9/30/91               11,427               12,315             10,976
9/30/92               12,291               13,862             11,304
9/30/93               13,177               14,927             11,608
9/30/94               12,642               14,701             11,952
9/30/95               14,338               16,254             12,256
9/30/96               14,860               17,080             12,624
9/30/97               16,269               18,404             12,896
9/30/98               18,194               20,394             13,072
9/30/99              $17,809              $20,541            $13,432

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $17,313 and $17,321, respectively, and contingent deferred sales charges would not apply; a $10,000 investment in the fund's class M shares would have been valued at $18,256 ($17,667 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/99

                               Class A       Class B      Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)           12            12            2           12
--------------------------------------------------------------------------------------
Income                        $0.5000       $0.4370       $0.0750     $0.4770
--------------------------------------------------------------------------------------
Capital gains                      --            --            --          --
--------------------------------------------------------------------------------------
  Total                       $0.5000       $0.4370       $0.0750     $0.4770
--------------------------------------------------------------------------------------
Share value:                NAV     POP        NAV           NAV    NAV     POP
--------------------------------------------------------------------------------------
9/30/98                    $9.11   $9.56     $9.08           --    $9.14   $9.45
--------------------------------------------------------------------------------------
7/26/99*                      --      --        --        $8.42       --      --
--------------------------------------------------------------------------------------
9/30/99                     8.42    8.84      8.39         8.41     8.45    8.73
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate1      5.70%    5.43%    5.01%        5.14%    5.40%   5.23%
--------------------------------------------------------------------------------------
Current 30-day SEC yield2   5.60     5.42     4.84         4.70     5.34    5.24
--------------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

*Inception date of class C shares.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Intermediate Treasury Bond Index is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities indexes assume reinvestment of all distributions and interest payments, and the performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Trustees and Shareholders of
Putnam American Government Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam American Government Income Fund (the "fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 1999




The fund's portfolio
September 30, 1999

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (87.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
U.S. Government Agency Mortgage Obligations (65.4%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corp.
        $21,506,528    7s, with due dates from August 1, 2012 to
                       November 1, 2012                                                                     $   21,513,195
        100,000,000    5 3/4s, April 15, 2008                                                                   94,187,000
          7,096,416    5 1/2s, with due dates from March 1, 2011 to
                       April 1, 2011                                                                             6,686,102
                     Federal National Mortgage Association
                       Pass-Through Certificates
            775,682    7s, with due dates from January 1, 2011 to
                       May 1, 2011                                                                                 774,952
         29,766,689    6 1/2s, with dates from January 1, 2027
                       to November 1, 2028                                                                      28,557,987
        142,730,352    6 1/2s, with dates from December 1, 2008
                       to October 1, 2013                                                                      140,054,159
        100,000,000    6 3/8s, June 15, 2009                                                                    97,969,000
          2,578,746    6s, July 1, 2013                                                                          2,480,419
        100,000,000    5 5/8s, May 14, 2004                                                                     97,016,000
                     Government National Mortgage Association
                       Pass-Through Certificates
         15,529,026    9 1/2s, with due dates from December 15, 2017 to
                       March 15, 2029                                                                           16,578,924
         17,364,086    9s, with due dates from June 15, 2018 to July 15, 2024                                   18,248,530
            227,041    9s, with due dates from November 15, 2008 to
                       May 15, 2009                                                                                239,384
          6,029,093    8 1/2s, with due dates from August 15, 2016 to
                       December 15, 2024                                                                         6,277,428
             81,256    8 1/2s, with due dates from February 15, 2005 to
                       April 15, 2006                                                                               84,836
         31,668,598    8s, with due dates from July 15, 2016 to March 15, 2028                                  32,405,896
          8,413,149    8s, with due dates from January 15, 2001 to April 15, 2008                                8,649,646
         90,940,637    7 1/2s, with due dates from February 15, 2022 to
                       January 15, 2028                                                                         91,484,609
        344,977,066    7s, with due dates from November 15, 2022 to
                       December 15, 2028                                                                       338,745,252
        136,492,864    6 1/2s, with due dates from December 15, 2023 to
                       March 15, 2029                                                                          130,480,447
                                                                                                            --------------
                                                                                                             1,132,433,766

U.S. Treasury Obligations (22.3%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
         12,040,000    11 7/8s, November 15, 2003                                                               14,604,159
         11,900,000    11 5/8s, November 15, 2004                                                               14,798,721
         50,000,000    9 7/8s, November 15, 2015                                                                66,968,500
         53,935,000    8 1/8s, August 15, 2019                                                                  63,836,928
          7,988,000    7 1/2s, November 15, 2024                                                                 9,083,874
        100,000,000    6 1/8s, August 15, 2029                                                                 100,984,000
         31,831,000    5 1/2s, August 15, 2028                                                                  28,488,745
          6,070,000    5 5/8s, May 15, 2008                                                                      5,891,663
          1,000,000    5 3/8s, June 30, 2003                                                                       985,470
          4,000,000    5 1/4s, May 15, 2004                                                                      3,909,360
         75,000,000    5s, February 28, 2001                                                                    74,414,251
          1,525,000    4 3/4s, November 15, 2008                                                                 1,388,224
                                                                                                            --------------
                                                                                                               385,353,895
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $1,559,597,886)                                                                $1,517,787,661

SHORT-TERM INVESTMENTS (11.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $36,565,000  Interest in $369,466,000 joint repurchase agreement dated September 30, 1999 with Morgan Stanley &
                       Co. Inc. due October 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $36,570,282 for an effective yield of 5.20%                                          $   36,565,000
         85,000,000  Interest in $474,986,000 joint repurchase agreement dated September 30, 1999 with S.B.C. Warburg Inc.
                       due October 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $85,012,514 for an effective yield of 5.30%                                              85,000,000
         85,000,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1999 with Goldman
                       Sachs & Co. due October 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity value of
                       $85,012,490 for an effective yield of 5.29%                                              85,000,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $206,565,000)                                       $  206,565,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,766,162,886) (b)                                            $1,724,352,661
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,730,422,781.

  (b) The aggregate identified cost on a tax basis is $1,766,140,601, resulting in gross unrealized appreciation and depreciation of $7,649,205 and $49,437,145, respectively, or net unrealized depreciation of $41,787,940.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,766,162,886) (Note 1)                                        $1,724,352,661
-----------------------------------------------------------------------------------------------
Cash                                                                                        704
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       17,184,505
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,900,539
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,743,438,409

Liabilities
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            9,011,567
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,410,189
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              189,985
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            79,097
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              6,341
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,150,307
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  168,142
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    13,015,628
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,730,422,781

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $2,108,785,772
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Notes 1 and 3)                       (336,552,766)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (41,810,225)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,730,422,781

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,557,539,310 divided by 184,891,798 shares)                                            $8.42
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.42)*                                    $8.84
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($165,019,579 divided by 19,667,402 shares)**                                             $8.39
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($240,084 divided by 28,548 shares)**                                                     $8.41
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,623,808 divided by 902,717 shares)                                                    $8.45
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.45)*                                    $8.73
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

    The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999
Interest Income:                                                                   $ 99,009,467
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,886,659
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,021,251
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        36,192
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20,248
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,650,995
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,197,761
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       941
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    23,984
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  64,385
-----------------------------------------------------------------------------------------------
Registration fees                                                                           150
-----------------------------------------------------------------------------------------------
Auditing                                                                                 67,790
-----------------------------------------------------------------------------------------------
Legal                                                                                    50,181
-----------------------------------------------------------------------------------------------
Postage                                                                                 196,026
-----------------------------------------------------------------------------------------------
Other                                                                                   144,294
-----------------------------------------------------------------------------------------------
Total expenses                                                                       16,360,857
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (386,936)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         15,973,921
-----------------------------------------------------------------------------------------------
Net investment income                                                                83,035,546
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (26,790,166)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                          (89,045,787)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (115,835,953)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(32,800,407)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   83,035,546  $   87,466,663
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (26,790,166)     42,372,651
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                      (89,045,787)     43,680,120
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (32,800,407)    173,519,434
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (76,799,616)    (89,363,617)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (5,462,673)     (2,093,444)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (6,381)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (239,117)        (98,251)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                          (7,299,290)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (519,191)             --
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                (607)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (22,726)             --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions
(Notes 4 and 5)                                                                     263,242,606     (77,444,612)
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        140,092,598       4,519,510

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,590,330,183   1,585,810,673
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $--, respectively)                                             $1,730,422,781  $1,590,330,183
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.11            $8.65            $8.39            $8.65            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .46(c)           .50(c)           .54              .52              .55
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.65)             .49              .23             (.21)             .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.19)             .99              .77              .31             1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.46)            (.53)            (.51)            (.53)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.50)            (.53)            (.51)            (.57)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.42            $9.11            $8.65            $8.39            $8.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.12)           11.83             9.49             3.64            13.42
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,557,539       $1,500,157       $1,553,706       $1,800,683       $2,183,766
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .98             1.01              .97              .95              .94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.30             5.72             6.34             6.14             6.62
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             240.06(d)        316.47           253.26           245.46           468.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.08            $8.61            $8.35            $8.62            $8.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .39(c)           .41(c)           .48              .49              .46(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.64)             .53              .23             (.26)             .51
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.25)             .94              .71              .23              .97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.40)            (.47)            (.45)            (.46)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.44)            (.47)            (.45)            (.50)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.39            $9.08            $8.61            $8.35            $8.62
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.83)           11.20             8.72             2.77            12.32
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $165,020          $86,302          $30,935          $23,067           $9,099
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.73             1.76             1.72             1.70             1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.56             4.87             5.59             5.46             5.76
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             240.06(d)        316.47           253.26           245.46           468.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           July 26, 1999+
operating performance                                                                                                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.42
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                              .07(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                        (.01)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.41
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   0.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $240
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .32*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .87*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 240.06(d)
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          Feb. 14, 1995+
operating performance                                               Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.14            $8.66            $8.38            $8.65            $8.14
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .44(c)           .46(c)           .53              .53              .29(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.65)             .53              .24             (.26)             .62
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.21)             .99              .77              .27              .91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.44)            (.51)            (.49)            (.50)            (.37)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.04)              --               --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.48)            (.51)            (.49)            (.54)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.45            $9.14            $8.66            $8.38            $8.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.36)           11.76             9.45             3.24            11.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $7,624           $3,871           $1,170           $1,108             $672
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.23             1.26             1.22             1.20              .78*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.06             5.34             6.10             5.94             4.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             240.06(d)        316.47           253.26           245.46           468.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam American Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C and class M shares. Effective July 26, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of most securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $301,280,000 available to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                              Expiration
--------------                              ------------------
   $37,523,000                              September 30, 2001
     7,767,000                              September 30, 2002
   255,990,000                              September 30, 2003

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditons or investment decisions, the fund may not achieve projected investment results for a given period. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, post-October loss deferrals, paydown gains and losses on certain future contracts and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1999, the fund reclassified $7,314,055 to decrease distribution in excess of net investment income and $6,978,240 to decrease paid-in-capital, with an increase to accumulated net realized loss of $335,815. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $386,936 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,798 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $235,188 and $3,334 from the sale of class A and class M shares, respectively and $316,669 and $63 in contingent deferred sales charges from redemptions of class B and class C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $30,105 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,736,529,598 and $3,547,915,227, respectively. There were no purchases and sales of U.S. government obligations cost basis.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     68,464,446       $600,200,128
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond                                    36,135,089        306,786,904
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,397,009         46,830,368
-----------------------------------------------------------------------------
                                               109,996,544        953,817,400

Shares
repurchased                                    (89,695,209)      (782,899,168)
-----------------------------------------------------------------------------
Net increase                                    20,301,335       $170,918,232
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     29,817,962      $ 264,047,180
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,334,109         46,827,065
-----------------------------------------------------------------------------
                                                35,152,071        310,874,245

Shares
repurchased                                    (50,258,469)      (443,308,545)
-----------------------------------------------------------------------------
Net decrease                                   (15,106,398)     $(132,434,300)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,474,709       $178,407,530
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond                                     4,188,773         35,437,018
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      520,684          4,483,875
-----------------------------------------------------------------------------
                                                25,184,166        218,328,423

Shares
repurchased                                    (15,018,282)      (130,345,803)
-----------------------------------------------------------------------------
Net increase                                    10,165,884       $ 87,982,620
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,932,737        $79,060,202
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      180,504          1,583,742
-----------------------------------------------------------------------------
                                                 9,113,241         80,643,944

Shares
repurchased                                     (3,202,832)       (28,221,826)
-----------------------------------------------------------------------------
Net increase                                     5,910,409        $52,422,118
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                        to September 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        133,079         $1,114,472
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          768              6,385
-----------------------------------------------------------------------------
                                                   133,847          1,120,857

Shares
repurchased                                       (105,299)          (882,713)
-----------------------------------------------------------------------------
Net increase                                        28,548         $  238,144
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        563,063         $4,932,289
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond                                       323,217          2,750,574
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       23,681            204,944
-----------------------------------------------------------------------------
                                                   909,961          7,887,807

Shares
repurchased                                       (430,898)        (3,784,197)
-----------------------------------------------------------------------------
Net increase                                       479,063         $4,103,610
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        372,928         $3,311,218
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        8,008             70,712
-----------------------------------------------------------------------------
                                                   380,936          3,381,930

Shares
repurchased                                        (92,479)          (814,360)
-----------------------------------------------------------------------------
Net increase                                       288,457         $2,567,570
-----------------------------------------------------------------------------

Note 5
Acquisition of Putnam
High Quality Bond Fund

On July 12, 1999, the fund issued 36,135,089, 4,188,773, and 323,217 of class A, class B, and class M shares respectively, in exchange for 31,929,070, 3,705,276, and 286,163 of class A, class B and class M shares of Putnam High Quality Bond Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam High Quality Bond Fund on July 9, 1999, were $1,452,560,868 and $344,974,496 respectively. On July 9, 1999, Putnam High Quality Bond Fund had unrealized depreciation of $12,281,956.

The aggregate net assets of the fund immediately following the acquisition were $1,797,535,364.


Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

 *DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

 +Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN027-56138 033/292/895 11/99